Share Capital and Capital Surplus - Summary of Share Capital (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	75,625,572	76,015,472	80,115,641
Total shares of ADRs outstanding, equivalent common stock shares	6,516,962
Difference between the ending balance of common stock and the par value of issued common stock due to retirement of treasury stocks	₩ 46,469
Retirement of treasury stock	9,293,790
ADRs [member]
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	26,067,848